Description of Business and Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	The shorter of the lease term or useful life
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	40 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	20 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	8 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years